TAXES PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Taxes Payable Disclosure [Line Items]
Total	$ 1,545	[1]	$ 1,673	[1]
Enterprise Income Tax [Member]
Taxes Payable Disclosure [Line Items]
Total	494		480
Individual Income Tax [Member]
Taxes Payable Disclosure [Line Items]
Total	16		736
Other Tax [Member]
Taxes Payable Disclosure [Line Items]
Total	$ 1,035		$ 457

[1]	*All of the VIE’s assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets (Note 3).